CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY) - Condensed Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements Of Comprehensive Income [Line Items]
Equity in income of subsidiaries	$ 1,587,067	$ 2,368,995	$ 3,509,071
General and administrative expenses	(73,376,457)	(68,817,340)	(67,683,667)
Interest income	5,494,119	4,092,935	0
Earnings before income tax expense	191,493,711	166,003,295	146,407,768
Income tax (benefits)/expense	(28,098,525)	(18,036,180)	(64,171,809)
Net Income	163,395,186	147,967,115	82,235,959
Equity attributable to China Biologic Products Holdings, Inc. [Member]
Statements Of Comprehensive Income [Line Items]
Equity in income of subsidiaries	152,380,590	132,337,339	137,099,797
General and administrative expenses	(25,944,997)	(16,575,019)	(28,879,890)
Interest income	13,012,488	5,271,797	13,495
Earnings before income tax expense	139,448,081	121,034,117	108,233,402
Income tax (benefits)/expense	640,333	(7,022,185)	40,290,367
Net Income	$ 138,807,748	$ 128,056,302	$ 67,943,035